Financial Instruments - Additional Information (Detail) - Fair value [member] € in Millions	Dec. 31, 2018 EUR (€)
Constellium N.V. senior unsecured notes (Issued May 2014) [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	97.00%
Senior Notes issued	€ 627
Constellium N.V. Senior Unsecured Notes (Issued February 2017, due 2025) [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	94.00%
Senior Notes issued	€ 533
Constellium N.V. EUR and USD Senior Unsecured Notes (Issued November 2017, due 2026) [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	91.00%
Senior Notes issued	€ 760